UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Echo Street Capital Management LLC

Address:  55 Fifth Avenue, 18th Floor
          New York, New York  10003

13F File Number: 28-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David Elias
Title:    Chief Compliance Officer
Phone:    (212) 647-8126


Signature, Place and Date of Signing:

/s/ David Elias                New York, New York            February 11, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $53,652
                                         (thousands)


List of Other Included Managers:   None

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                            VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                --------------   -----       --------  -------  --- ----   ----------  --------  ----    ------  ----
ABERCROMBIE & FITCH CO        CL A             002896207    2,407     30,095  SH         SOLE        NONE       30,095
APARTMENT INVT & MGMT CO      CL A             03748R101    1,606     46,235  SH         SOLE        NONE       46,235
AVALONBAY CMNTYS INC          COM              053484101    1,696     18,017  SH         SOLE        NONE       18,017
CISCO SYS INC                 COM              17275R102    1,879     69,430  SH         SOLE        NONE       69,430
EASTGROUP PPTY INC            COM              277276101    1,821     43,523  SH         SOLE        NONE       43,523
HILLTOP HOLDINGS INC          COM              432748101      523     47,935  SH         SOLE        NONE       47,935
HOST HOTELS & RESORTS INC     COM              44107P104      767     44,989  SH         SOLE        NONE       44,989
ISHARES TR                    DJ US REAL EST   464287739    1,291     19,651  SH         SOLE        NONE       19,651
KB HOME                       COM              48666K109    2,174    100,653  SH         SOLE        NONE      100,653
LIBERTY PPTY TR               SH BEN INT       531172104    3,617    125,532  SH         SOLE        NONE      125,532
MOBILE MINI INC               COM              60740F105    4,917    265,235  SH         SOLE        NONE      265,235
ORACLE CORP                   COM              68389X105    2,863    126,785  SH         SOLE        NONE      126,785
PULTE HOMES INC               COM              745867101    1,556    147,600  SH         SOLE        NONE      147,600
ROSS STORES INC               COM              778296103    2,508     98,081  SH         SOLE        NONE       98,081
SUNRISE SENIOR LIVING INC     COM              86768K106   16,001    521,537  SH         SOLE        NONE      521,537
TD AMERITRADE HLDG CORP       COM              87236Y108    3,602    179,551  SH         SOLE        NONE      179,551
URSTADT BIDDLE PPTYS INS      COM              917286106      152     10,000  SH         SOLE        NONE       10,000
WEINGARTEN RLTY INVS          SH BEN INT       948741103    1,704     54,205  SH         SOLE        NONE       54,205
UTI WORLDWIDE INC             ORD              G87210103    2,568    131,000  SH         SOLE        NONE      131,000





SK 04078 0002 850448